CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	8,578,161	7,852,464